Content Assets, Net	6 Months Ended
Jun. 30, 2025
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

6. CONTENT ASSETS, NET

Content assets were comprised current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets was comprise of the following:

	June 30,	December 31,
	2025	2024
Produced contents
- in development and production	$507,600	$321,600
- released	5,508,900	3,449,400
Copyrights	2,709,600	1,691,700
	8,726,100	5,462,700
Less: accumulated amortization	(6,453,000)	(3,892,900)
Less: accumulated impairment	(3,000)	(3,000)
Total	$2,270,100	$1,566,800

Non-current content assets was comprise of the following:

	June 30,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	395,500	313,000
	976,500	894,000
Less: accumulated amortization	(805,400)	(710,200)
Total	$171,100	$183,800

The following is a schedule, by fiscal years, of amortization amount of content asset as of June 30:

For the six months ending December 31, 2025	$2,179,700
For the year ending December 31, 2026	257,700
For the year ending December 31, 2027	3,800
Total	$2,441,200

For the three months ended June 30, 2025 and 2024, the Company recorded amortization expenses of $1,283,200 and $693,300 on content assets, respectively. For the six months ended June 30, 2025 and 2024, the Company recorded amortization expenses of $2,655,400 and $1,239,900 on content assets, respectively.